Intangible Assets Net	12 Months Ended
Jun. 30, 2025
Intangible Assets Net [Abstract]
INTANGIBLE ASSETS NET

7. INTANGIBLE ASSETS NET

Intangible assets, net, consists of the following:

	As of June 30,
	2025	2024
Software	$617,560	$608,756
Less: accumulated amortization	(532,258)	(472,763)
Intangible asset, net	$85,302	$135,993

For the years ended June 30, 2025, 2024 and 2023, amortization expense amounted to $52,287, $53,452 and $55,546, respectively. The annual estimated amortization expenses for the intangible assets for each of the next five calendar years are as follows:

year ended June 30, 2026	$47,771
year ended June 30, 2027	17,898
year ended June 30, 2028	14,718
Thereafter	4,915
Total	$85,302